SCHEDULE OF CASH PAID FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Total	$ 695,975	$ 297,851	$ 321,196
JAPAN
Effective Income Tax Rate Reconciliation [Line Items]
Total	$ 695,975	$ 297,851	$ 321,196